Income Taxes (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Taxes (Textual)
Net operating losses			$ 80,793,000
Tax credit, amount	2,986,000		2,986,000
Period of expiration of various tax credits	Expire through December 2030			December 2013 and will continue to expire until 2033
Income tax provisions	0	0
Increase in valuation allowance			1,887,000	1,949,000
Income tax benefit,net of transaction costs			(750,356)	(521,458)
Tax related to interest and penalties			0	0
New Jersey Tax Jurisdiction [Member]
Income Taxes (Textual)
Net operating losses			$ 5,599,000
Period of expiration of various tax credits			NOL carry forwards remaining after the sale of unused NOL carry forwards, portions of which are currently expiring each year until 2031.